Warrants reserve (Tables)	9 Months Ended
May 31, 2023
Warrants Reserve
Schedule of Reserve for warrants

	Number of warrants	Weighted average exercise price per share	Weighted average remaining contractual life (years)
Balance – August 31, 2022	41,970,074	$0.72	3.6
Balance – May 31, 2023	41,970,074	$0.72	2.8

Schedule of warrants and compensation warrants

	Number of Warrants	Exercise price	Expiry date
Convertible debenture warrants - July 27, 2020	3,002,037	$1.21	July 27, 2023
Private placement financing warrants - December 23, 2020	2,777,268	$1.50	December 23, 2023
Private placement financing warrants - February 11, 2021	16,461,539	$0.80	February 11, 2026
Private placement financing broker warrants - February 11, 2021	1,152,307	$0.80	February 11, 2026
Private placement financing warrants – January 26, 2022	17,948,718	$0.44	January 26, 2027
Private placement financing placement agent warrants – January 26, 2022	628,205	$0.44	January 26, 2027
Balance – May 31, 2023	41,970,074